Total Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Total Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the years ended December 31, 2020, 2021, and 2022, as presented in the accompanying consolidated statements of comprehensive (loss)/income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Time charter revenues	12,487,692	111,900,699	163,872,159
Voyage charter revenues	—	15,002,012	51,805,097
Pool revenues	—	5,146,999	46,424,742
Total Vessel revenues	$12,487,692	$132,049,710	$262,101,998